Commitments - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Aug. 31, 2017	Dec. 31, 2020	Dec. 31, 2018
Amended Asset Purchase Agreement
Disclosure of commitments [line items]
Development and regulatory milestones			$ 156.0
Sales Milestone Payments			36.5
Celdara Medical [member] | Amended Asset Purchase Agreement
Disclosure of commitments [line items]
Development and regulatory milestones			40.0
Upfront Cash payments			10.5
Single Digit Percentage Payments for Research and Development Funding Received			7.5
Termination Fee Payments for Opt out of Development of any Product			2.0
Celdara Medical [member] | Amended Asset Purchase Agreement | Novartis International Pharmaceutical Ltd
Disclosure of commitments [line items]
Cash Payments in connecton with License Agreement			0.6
Celdara Medical [member] | Amended Asset Purchase Agreement | Ono Pharmaceutical Co Limited
Disclosure of commitments [line items]
Cash Payments in connecton with License Agreement			0.9
Celdara Medical [member] | CAR-T NKR-2 product | Amended Asset Purchase Agreement
Disclosure of commitments [line items]
Clinical And Development Milestone Payments			6.0
Celdara Medical [member] | Celyad Inc [member] | Amended Asset Purchase Agreement
Disclosure of commitments [line items]
Payments to acquire New Shares			12.5
Dartmouth College [Member] | Amended Dartmounth License [Member]
Disclosure of commitments [line items]
Non Refundable Non creditable Amendment Fee			2.0
Dartmouth College [Member] | Celyad Inc [member] | Amended Dartmounth License [Member]
Disclosure of commitments [line items]
Clinical And Regulatory Milestone Payments			1.5
Commercial Milestone Payments			$ 4.0
Dartmouth College [Member] | Celyad Inc [member] | Amended Dartmounth License [Member] | First Year of Sales [Member]
Disclosure of commitments [line items]
Minimum Net Sales Obligations to be Achieved				$ 10.0
Dartmouth College [Member] | Celyad Inc [member] | Amended Dartmounth License [Member] | Second Year of Sales [Member]
Disclosure of commitments [line items]
Minimum Net Sales Obligations to be Achieved				40.0
Dartmouth College [Member] | Celyad Inc [member] | Amended Dartmounth License [Member] | Third Year And Thereafter Sales [Member]
Disclosure of commitments [line items]
Minimum Net Sales Obligations to be Achieved				$ 100.0
Horizon Discovery Lmited
Disclosure of commitments [line items]
Upfront payments paid		$ 0.1			$ 1.0
Horizon Discovery Lmited | Celyad Inc [member] | First IND Application [Member] | CYAD 02 [member]
Disclosure of commitments [line items]
Additional Milestone Payments		$ 0.1
Horizon Discovery Lmited | Celyad Inc [member] | First IND Application [Member] | CYAD211 [Member]
Disclosure of commitments [line items]
Additional Milestone Payments	$ 0.2